ING SERIES FUND, INC.

ING Global Target Payment Fund

(“Fund”)

Supplement dated June 28, 2013 to the Fund’s Class A, Class C,

Class I, Class R, and Class W Prospectus dated February 28, 2013

(“Prospectus”)

On March 29, 2013, shareholders of the Fund were sent a proxy statement, which among other things, asked shareholders to approve a new investment advisory fee structure (the “Amended Fee Structure”), which would modify the advisory fees payable to ING Investments, LLC, the Fund’s investment adviser, (“Adviser”).  Under the Amended Fee Structure, the Fund will pay an advisory fee equal to 0.08% of the Fund’s average daily net assets invested in underlying funds in the ING Fund Complex (“Underlying Funds”), and 0.30% of the Fund’s average daily net assets invested in direct investments, which include, but are not limited to a security issued by an investment company that is not a part of the ING Fund Complex, including exchange-traded funds, a security issued by a non-mutual fund issuer, such as an operating company, and derivative instruments other than call options written by the Fund’s sub-adviser (“Direct Investments”).  On June 12, 2013, the Fund’s shareholders approved the Amended Fee Structure which became effective on June 12, 2013.

Effective immediately, the Fund’s Prospectus is hereby revised as follows:

1.                                      The table and accompanying footnotes in the section entitled “Fees and Expenses of the Fund — Annual Operating Expenses” of the Fund’s Prospectus are hereby deleted and replaced with the following:

Annual Fund Operating Expenses(2)

Expenses you pay each year as a % of the value of your investment

Class		A	C	I	R	W
Management Fees(3)%		0.12	0.12	0.12	0.12	0.12
Distribution and/or Shareholder Service (12b-1) Fees	%	0.25	1.00	None	0.50	None
Administrative Services Fees	%	0.10	0.10	0.10	0.10	0.10
Other Expenses	%	0.27	0.27	0.25	0.27	0.27
Acquired Fund Fees and Expenses	%	0.80	0.80	0.80	0.80	0.80
Total Annual Fund Operating Expenses(4)%		1.54	2.29	1.27	1.79	1.29
Waivers and Reimbursements (5)%		(0.24)	(0.24)	(0.22)	(0.24)	(0.24)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.30	2.05	1.05	1.55	1.05

(1)         A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

(2)         The expense ratio has been adjusted to reflect current contractual rates.

(3)         Effective June 12, 2013, the Fund’s Management Fee structure was changed to a “bifurcated fee” structure as follows: an annual rate of 0.08% of the Fund’s average daily net assets invested in Underlying Funds within the ING Fund Complex; and 0.30% of the Fund’s average daily net assets invested in direct investments, which include, but are not limited to, a security issued by an investment company that is not part of the ING Fund Complex, including exchange-traded funds, a security issued by a non-mutual fund issuer, such as an operating company, and derivative instruments other than call options written by the Fund’s sub-adviser. The Management Fees reflected in the table are calculated based on an estimated investment of 20% of the Fund’s assets in direct investments.

(4)         Total Annual Fund Operating Expenses may be higher than the Fund’s ratio of expenses to average net assets shown in the Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(5)         The adviser is contractually obligated to limit expenses to 1.30%, 2.05%, 1.05%, 1.55%, and 1.05% for Class A, Class C, Class I, Class R, and Class W shares, respectively, through at least March 1, 2018; the obligation does not extend to interest, taxes, brokerage commissions, and extraordinary expenses. The obligation will automatically renew for one-year terms unless: (i) the adviser provides 90 days written notice of its termination; and (ii) such termination is approved by the Board of Directors; or (iii) the management agreement has been terminated.  The obligation is subject to possible recoupment by the adviser within three years.

2.                                      The section entitled “Fees and Expenses of the Fund — Expense Examples” of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$700	963	1,273	2,220
C	Sold	$308	643	1,130	2,544
	Held	$208	643	1,130	2,544
I	Sold or Held	$107	334	605	1,449
R	Sold or Held	$158	490	872	2,019
W	Sold or Held	$107	334	608	1,465

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-, three-, and five-year periods and the first five years of the ten-year period.

3.                                      The table of the subsection entitled “Management of the Fund — Management Fee” is hereby deleted and replaced with the following:

Management Fee
ING Global Target Payment Fund(1)	0.08%

(1)         Effective June 12, 2013, the Fund’s Management Fee was revised to a “bifurcated fee” structure as follows: 0.08% of the Fund’s average daily net assets invested in Underlying Funds within the ING Funds Complex; and 0.30% of the Fund’s average daily net assets in direct investments which include, but are not limited to, a security issued by an investment company that is not a part of the ING Fund Complex, including exchange-traded funds; a security issued by non-mutual fund issuer, such as an operating company; and derivative instruments other than call options written by the Fund’s sub-adviser.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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ING SERIES FUND, INC.

ING Global Target Payment Fund

(“Fund”)

Supplement dated June 28, 2013 to the Fund’s Class A, Class C,

Class I, Class R, and Class W Statement of Additional Information (“SAI”)

dated February 28, 2013

On March 29, 2013, shareholders of the Fund were sent a proxy statement, which among other things, asked shareholders to approve a new investment advisory and sub-advisory fee structure (the “Amended Fee Structure”), which would modify the advisory fees payable to ING Investments, LLC, the Fund’s investment adviser, (“Adviser”) and would modify the sub-advisory fees payable by the Adviser to ING Investment Management Co. LLC, the Fund’s sub-adviser, (“Sub-Adviser”).  Under the Amended Fee Structure, the Fund will pay an advisory fee equal to 0.08% of the Fund’s average daily net assets invested in underlying funds in the ING Fund Complex (“Underlying Funds”), and 0.30% of the Fund’s average daily net assets invested in direct investments, which include, but are not limited to a security issued by an investment company that is not a part of the ING Fund Complex, including exchange-traded funds, a security issued by a non-mutual fund issuer, such as an operating company, and derivative instruments other than call options written by the Fund’s Sub-Adviser (“Direct Investments”).  Under the Amended Fee Structure, the Adviser will pay the Sub-Adviser a sub-advisory fee equal to 0.036% of the Fund’s average daily net assets invested in Underlying Funds and 0.135% of the Fund’s average daily net assets invested in Directed Investments.  On June 12, 2013, the Fund’s shareholders approved the Amended Fee Structure which became effective on June 12, 2013.

Effective immediately, the Fund’s SAI is hereby revised as follows:

1.              The subsection entitled “Adviser — Advisory Fees” of the Fund’s SAI is hereby deleted in its entirety and replaced with the following:

Advisory Fees

The Adviser bears the expense of providing its services and pays the fees of the Sub-Adviser. For its services under the Investment Advisory Agreement, the Fund pays the Adviser, expressed as an annual rate, a monthly fee in arrears equal to the following as a percentage of the Fund’s average daily net assets during the month:

Annual Advisory Fee

If the Fund invests in Affiliated Underlying Funds(1): 0.08%; and

If the Fund invests in Direct Investments(2): 0.30%

(1)         “Affiliated Underlying Funds” shall mean open-end investment companies registered under the 1940 Act which are “affiliated” with the Fund as such term is defined in Section 2(a)(3) of the 1940 Act.

(2)         “Direct Investments” include, but are not limited to, a security issued by an investment company that is not a part of the ING Fund Complex, including exchange-traded funds, a security issued by non-mutual fund issuer, such as an operating company, and derivative instruments other than call options written by the Fund’s sub-adviser.

Effective June 12, 2013, the annual advisory fee rate for the Fund was revised from 0.08% of the Fund’s average daily net assets to the annual advisory fee rate reflected in the table above.

2.              The third paragraph of the section entitled “Expense Limitation Agreement” of the Fund’s SAI is hereby deleted and replaced with the following:

The Expense Limitation Agreement provides that the expense limitations shall continue through at least March 1, 2018. The Expense Limitation Agreement is contractual and, after an initial term, shall renew automatically for one-year terms unless: (i) the Adviser provides 90 days written notice of its termination; and (ii) such termination is approved by the Board; or (iii) the Investment Advisory Agreement has been terminated.

3.              The section entitled “Sub-Adviser — Sub-Advisory Fees” of the Fund’s SAI is hereby deleted in its entirety and replaced with the following:

Sub-Advisory Fees

As compensation to the Sub-Adviser for its services, the Adviser pays the Sub-Adviser a monthly fee in arrears equal to the following as a percentage of the Fund’s average daily net assets during the month:

Annual Sub-Advisory Fee

If the Portfolio invests in Affiliated Underlying Funds(1): 0.036%; and

If the Portfolio invests in Direct Investments(2): 0.135%

(1)         “Affiliated Underlying Funds” shall mean open-end investment companies registered under the 1940 Act which are “affiliated” with the Fund as such term is defined in Section 2(a)(3) of the 1940 Act.

(2)         “Direct Investments” include but are not limited to a security issued by an investment company that is not a part of the ING Fund Complex, including exchange-traded funds, a security issued by a non-mutual fund issuer, such as an operating company, and derivative instruments other than call options written by the Fund’s sub-adviser.

Effective June 12, 2013, the annual sub-advisory fee rate for the Fund was revised from 0.036% of the Fund’s average daily net assets to the annual advisory fee rate reflected in the table above.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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